Equity accounted investments	12 Months Ended
Dec. 31, 2023
Investments accounted for using equity method [abstract]
Equity accounted investments	18. Equity-accounted investments

Significant accounting judgements and estimates
Joint arrangements
Judgement is required to determine when the Group has joint control, which requires an assessment of the relevant activities and when the decisions in relation to those activities require unanimous consent. The Group has determined that the relevant activities for its joint arrangements are those relating to the operating and capital decisions of the arrangement, such as the approval of the budget and the capital expenditure programme for each year, and appointing, remunerating and terminating the key management personnel or service providers of the joint arrangement. The considerations made in determining joint control are similar to those necessary to determine control over subsidiaries.
Judgement is also required to classify a joint arrangement as either a joint operation or a joint venture. Classifying the arrangement requires the Group to assess their rights and obligations arising from the arrangement. Specifically, it considers:
•The structure of the joint arrangement – whether it is structured through a separate vehicle
•When the arrangement is structured through a separate vehicle, the Group also considers the rights and obligations arising from:
–the legal form of the separate vehicle
–the terms of the contractual arrangement
This assessment often requires significant judgement, and a different conclusion on joint control and also whether the arrangement is a joint operation or a joint venture may materially impact the accounting.
Carrying value of Mimosa and related Mineral Reserves and Mineral Resources estimates
The Group reviews and tests the carrying value when events or changes in circumstances suggest that the carrying amount may not be recoverable by comparing expected future cash flows to the carrying value. Expected future cash flows used to determine the value in use and fair value less costs to sell of Mimosa are inherently uncertain and could materially change over time. These are significantly affected by a number of factors including reserves and production estimates, together with economic factors such as spot and future
PGM prices, discount rates, foreign currency exchange rates, estimates of costs to produce reserves and future capital expenditure.
Mineral resources outside the approved mine plans are valued based on the in situ 4E ounce value. Comparable market transactions are used as a source of evidence adjusting specifically for the nature of each underlying ore body.
Mimosa functional currency
The functional currency of Mimosa, which is domiciled in Zimbabwe, has been determined as US dollar. The local currency in Zimbabwe changed to RTGS dollar during February 2019. As a result of this change, management reassessed whether there is a change in the functional currency of Mimosa. This assessment depends on the primary economic environment in which the company operates, which is considered to be the environment in which it generates and expends cash. These considerations include the currency primarily influencing sales prices, the country whose competitive forces and regulations mainly determine sales prices and the currency that influences labour, material and other costs of production. Judgements and assumptions made in determining the functional currency may have a significant impact on the results presented for the Group.
The determining factors in the above assessment were:
•The currency that mainly influences sales prices: Sales are invoiced and settled in US dollar
•The currency of the country whose competitive forces and regulations mainly determine the sales prices: The competitive forces and regulations of the US primarily influences sales prices
•The currency that mainly influences labour, material and other costs: The majority of operating costs are settled in US dollar
Accounting policy
The Group’s interest in equity-accounted investees comprise interests in associates and joint ventures.
Associates are those entities in which the Group has significant influence, but not control or joint control, over the financial and operating policies. Joint ventures are arrangements in which the Group has joint control, whereby the Group has rights to the net assets of the arrangement, rather than rights to its assets and obligations for its liabilities.
Interests in associates and joint ventures are accounted for using the equity method. The interests are initially recognised at cost using the same principles as with business combinations. Subsequent to initial recognition, the consolidated financial statements include the Group’s share of profit or loss and other comprehensive income of equity-accounted investees until the date on which significant influence or joint control ceases. For so-called farm-in/farm-out arrangements where another party is earning into a joint venture, the Group does not recognise any expenses incurred by the other participant to the arrangement and no equity accounted earnings are recognised until the farm-in/farm-out arrangement is completed.

Results of associates and joint ventures are equity-accounted using the results of their most recent audited annual financial statements or unaudited management accounts. Any losses from associates are brought to account in the consolidated financial statements until the interest in such associates is written down to zero. The interest includes any long-term interests that in substance form part of the entity’s net investment in the equity-accounted investee, for example long-term receivables for which settlement is neither planned nor likely to occur in the foreseeable future. Thereafter, losses are accounted for only insofar as the Group is committed to providing financial support to such associates.
The carrying value of an equity-accounted investment represents the cost of the investment, including goodwill, the proportionate share of the post-
acquisition retained earnings and losses, any other movements in reserves, any impairment losses and loans to or from the equity-accounted investee. The carrying value together with any long-term interests that in substance form part of the net investment in the equity-accounted investee is assessed annually for existence of indicators of impairment and if such exist, the carrying amount is compared to the recoverable amount, being the higher of value in use or fair value less costs to sell. If an impairment in value has occurred, it is recognised in the period in which the impairment arose. Indicators of impairment include a significant or prolonged decline in the investments fair value below its carrying value.

The Group holds the following equity-accounted investments:

Figures in million – SA rand	Notes	2023	2022	2021
Rand Refinery[1]	18.1	660	578	649
Mimosa[2]	18.2	5,146	6,650	5,413
Peregrine[2]	18.3	1,247	1,160	1,086
Keliber[1]		—	—	446
Other equity-accounted investments[3]		95	83	—	*
Total equity-accounted investments		7,148	8,471	7,594
1Associate
2Joint venture
3Includes the Group's investment in Glint Incorporated (associate) acquired during 2022. The investment has a carrying value of R92 million (2022: R81 million) at 31
December 2023
*      Less than R1 million
18.1 Rand Refinery
Sibanye-Stillwater has a 44.4% interest in Rand Refinery Proprietary Limited (Rand Refinery), a company incorporated in South Africa, which is involved in the refining of bullion and by-products sourced from, inter alia, South African and foreign gold producing mining companies.
Rand Refinery is accounted for using the equity method.
The movement in the equity-accounted investment in Rand Refinery for the year is as follows:

Figures in million – SA rand	2023	2022	2021
Balance at beginning of the year	578	649	691
Share of results of equity-accounted investee after tax[1]	315	236	287
Dividends received	(233)	(307)	(329)
Balance at end of the year	660	578	649
1Since Rand Refinery has a 31 August year end, it is equity-accounted based on its latest management accounts for the period ended 30 November
The Group’s interest in the summarised financial statements of Rand Refinery is as follows:

Figures in million – SA rand	2023	2022	2021
Revenue	1,738	1,189	1,276
Total comprehensive income	708	532	646
Non-current assets	761	556	524
Current assets	1,890	1,955	2,022
Non-current liabilities	(44)	(50)	(87)
Current liabilities	(688)	(565)	(475)
Net assets (100%)	1,919	1,896	1,984
Reconciliation of the total investment in Rand Refinery with attributable net assets:
Net assets (44.4%)	853	843	882
Dividend received[1]	(116)	(188)	(156)
Fair value adjustment[2]	(36)	(36)	(36)
Reconciling items[3]	(41)	(41)	(41)
Total investment in Rand Refinery	660	578	649
1The dividend received relates to the dividend received from Rand Refinery after 30 November. The total dividend received for 2023 amounted to R233 million
(2022:R307 million, 2021: R329 million)
2The investment in equity-accounted investee was fair valued at 1 July 2002, the date when significant influence was obtained
3Reconciling items relate to adjustments on consolidation of DRDGOLD’s interest in Rand Refinery
18.2 Mimosa
Sibanye-Stillwater has a 50% interest in Mimosa Investments Limited (Mimosa), which owns and operates the Mimosa mine. The mine produces Platinum, is situated in Zimbabwe and has a functional currency of US dollar.
The movement in the equity-accounted investment in Mimosa for the year is as follows:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		6,650	5,413	3,929
Share of results of equity-accounted investee after tax		(1,479)	1,061	1,702
Impairment	10	(423)	—	—
Dividends received		(208)	(243)	(667)
Foreign currency translation		606	419	449
Balance at end of the year		5,146	6,650	5,413
The Group’s interest in the summarised financial statements of Mimosa is as follows:

Figures in million – SA rand	2023	2022	2021
Revenue	6,433	8,535	8,786
Amortisation and depreciation	(951)	(685)	(549)
Interest income	64	203	24
Finance expense	(56)	(71)	(10)
Income and royalty tax	554	(946)	(1,503)
Income tax	820	(692)	(1,183)
Royalty tax	(266)	(254)	(320)
Profit or loss	(2,957)	2,123	3,405
Other comprehensive income	1,213	838	896
Total comprehensive income	(1,744)	2,961	4,301
Non-current assets	5,675	7,560	6,095
Property, plant and equipment[1]	5,675	7,560	6,095
Right-of-use assets	—	—	—
Current assets	6,997	8,124	6,728
Cash and cash equivalents	770	1,545	1,131
Other current assets	6,227	6,579	5,597
Non-current liabilities	(1,037)	(1,840)	(1,443)
Non-current financial liabilities[2]	—	—	—
Other non-current liabilities	(1,037)	(1,840)	(1,443)
Current liabilities	(403)	(453)	(456)
Current financial liabilities[2]	(403)	(453)	(334)
Other current liabilities	—	—	(122)
Net assets (100%)	11,232	13,391	10,924
Reconciliation of the total investment in Mimosa with attributable net assets:
Net assets (50%)	5,616	6,696	5,462
Impairment of investment in Mimosa	(423)	—	—
Reconciling items[3]	(47)	(46)	(49)
Total investment in Mimosa	5,146	6,650	5,413
1The Group impaired the property, plant and equipment of Mimosa at 31 December 2023 (see note 10) amounting to R3,728 million of which the Group's 50% share amounts to R1,864 million (R1,384 million net of tax (see note 12.3)).
2Non-current and current financial liabilities (excluding trade and other payables and provisions) amounted to Rnil (2022: Rnil, 2021: Rnil) and Rnil (2022: R35 million, 2021:
R9 million), respectively
3The reconciling items include the difference between the carrying amount and fair value of the Mimosa’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign joint venture
Repatriation of funds from Zimbabwe is subject to regulatory approval in Zimbabwe.
18.3 Peregrine
On 29 June 2018, Sibanye-Stillwater announced that it had entered into an agreement with Regulus Resources Inc. (Regulus) and a newly formed subsidiary of Regulus, Aldebaran, creating a strategic partnership in order to unlock value at its Altar copper-gold project in San
Juan Province, Argentina (Altar Project), currently held in the US PGM operations. Under the terms of the agreement, Stillwater Canada
LLC, an indirect, wholly-owned subsidiary of Sibanye-Stillwater (Stillwater Canada), entered into an option and joint venture agreement with Aldebaran, whereby Aldebaran has the option to earn into a maximum 80% interest in a wholly-owned subsidiary of Stillwater
Canada, Peregrine Metals Limited (Peregrine) which owns the Altar Project (Arrangement Agreement).
The consideration for Aldebaran to acquire up to an 80% interest in the Altar Project, included:
•An upfront cash payment of US$15 million to Sibanye-Stillwater on closing of the Arrangement Agreement
•19.9% of the shares of Aldebaran
•A commitment from Aldebaran to carry the next US$30 million of spend at the Altar Project over a maximum of five years(inclusive of
2018 drilling that was conducted between February and May of 2018) as an initial earn-in of a 60% interest in the Altar Project (the Initial
Earn-in)
Pursuant to the Arrangement Agreement, Aldebaran also received the right to elect to earn-in an additional 20% interest in the Altar
Project by spending an additional US$25 million over a three-year period following the Initial Earn-in.
Peregrine was a subsidiary of Stillwater Canada. On 25 October 2018, Aldebaran issued an aggregate of 15,449,555 Aldebaran shares to
Sibanye-Stillwater, representing 19.9% of the current 77,635,957 issued and outstanding Aldebaran shares, and made an upfront cash payment of US$15 million to Sibanye-Stillwater in accordance with the Arrangement Agreement. From this date, Stillwater Canada and
Aldebaran act together to direct the relevant activities of and, therefore, collectively control Peregrine. As a result of the loss of control,
Peregrine was derecognised as a subsidiary and accounted for as an equity-accounted investment. On 14 August 2023, Aldebaran successfully completed the Initial Earn-in and elected to earn-in an additional 20% in Peregrine over a three-year period for an additional expenditure of US$25 million.
At 31 December 2023, the Group had a 40% (2022 and 2021: 100%) legal interest in Peregrine, which is subject to an additional earn-in arrangement of 20% as described above. At 31 December 2023, Aldebaran who is earning into the Altar Project, was not in breach of the earn-in requirements.
The equity-accounted investment in Peregrine movement for the year is as follows:

Figures in million – SA rand	Note	2023	2022	2021
Balance at the beginning of the year		1,160	1,086	1,001
Impairment of loan to Peregrine	10	(18)	—	—
Foreign currency translation		105	74	85
Balance at end of the year		1,247	1,160	1,086
The Group’s interest in the summarised financial statements of Peregrine is as follows:

Figures in million – SA rand	2023	2022	2021
Non-current assets	2,830	3,004	2,788
Current assets	—	—	—
Non-current liabilities	(9)	(426)	(409)
Current liabilities	—	(16)	(15)
Net assets (100%)	2,821	2,562	2,364
Reconciliation of the total investment in Peregrine with attributable net assets:
Net assets (20% (2021 and 2022: 40%))[1]	564	1,025	946
Reconciling items[2]	683	135	140
Total investment in Peregrine	1,247	1,160	1,086
1Disclosed on the basis that Aldebaran will successfully complete their earn-in obligation in terms of the agreement as described above
2The reconciling items include the difference between the carrying amount and fair value of the Peregrine’s identifiable assets and liabilities on acquisition less accumulated amortisation, and foreign exchange differences on translation of assets and liabilities of the foreign equity-accounted investment. This also includes the dilution in the interest resulting from the earn-in requirements
18.4 Cash additions to equity-accounted investments
The table below summarises the cash paid for investments in equity-accounted investees:

Figures in million – SA rand	Note	2023	2022	2021
Century	16.1	(373)	—	—
Glint		(23)	(92)	—
Keliber		—	—	(446)
Total cash paid		(396)	(92)	(446)